TAX RECEIVABLE AGREEMENTS	6 Months Ended
Jun. 30, 2012
TAX RECEIVABLE AGREEMENTS
TAX RECEIVABLE AGREEMENTS

4. TAX RECEIVABLE AGREEMENTS

In connection with its IPO, on March 21, 2012, the Company entered into four TRAs with its pre-IPO investors, which consisted of certain funds managed by Advent, Fifth Third and JPDN. A description of each TRA is as follows:

•                  TRA with Fifth Third:  Provides for the payment by the Company to Fifth Third equal to 85% of the amount of cash savings, if any, in U.S. federal, state, local and foreign income tax that the Company realizes as a result of the increases in tax basis that may result from the purchase of Vantiv Holding units from Fifth Third or from the future exchange of Vantiv Holding units by Fifth Third for cash or shares of Class A common stock, as well as the tax benefits attributable to payments made under such TRA. Any actual increase in tax basis, as well as the amount and timing of any payments under the TRA, will vary depending upon a number of factors, including the timing of exchanges, the price of shares of the Company’s Class A common stock at the time of the exchange, the extent to which such exchanges are taxable, and the amount and timing of the Company’s income.

Subsequent to the IPO, the underwriters exercised their option to purchase additional shares of the Company’s Class A common stock.  As a result, the Company purchased 2,086,064 units of Vantiv Holding from Fifth Third for $33.5 million and recorded a liability under the TRA accordingly.

•                  TRA with Advent:  Provides for the payment by the Company to Advent equal to 85% of the amount of cash savings, if any, in U.S. federal, state, local and foreign income tax that the Company realizes as a result of the use of the Company’s tax attributes in existence prior to the effective date of the Company’s IPO, as well as the tax benefits attributable to payments made under such TRA.

•                  TRA with all pre-IPO investors:  Provides for the payment by the Company to its pre-IPO investors of 85% of the amount of cash savings, if any, in U.S. federal, state, local and foreign income tax that NPC Group, Inc. (“NPC”), a wholly-owned subsidiary of the Company, realizes as a result of its use of its NOLs and other tax attributes, as well as the tax benefits attributable to payments made under such TRA, with any such payment being paid to Advent, Fifth Third and JPDN according to their respective ownership interests in Vantiv Holding immediately prior to the IPO.

•                                          TRA with JPDN:  Provides for the payment to JPDN of 85% of the amount of cash savings, if any, in U.S. federal, state, local and foreign income tax that the Company realizes as a result in the increase of tax basis that may result from the Vantiv Holding units exchanged for the Company’s Class A common stock by JPDN, as well as the tax benefits attributable to payments made under such TRA.  As part of the recapitalization of Vantiv, Inc. and Vantiv Holding immediately prior to the IPO, JPDN contributed its units of Vantiv Holding to Vantiv, Inc. in exchange for shares of Class A common stock of Vantiv, Inc.

As of June 30, 2012, the Company’s liability pursuant to the TRAs was as follows (in thousands):

June 30, 2012
TRA with Fifth Third	$11,100
TRA with Advent	185,200
TRA with all pre-IPO investors	135,000
TRA with JPDN	1,700
Total	$333,000

As a result of the exchange of units of Vantiv Holding by Fifth Third and JPDN, the Company recorded a deferred tax asset of $7.0 million and $1.0 million, respectively, associated with the increase in tax basis. The Company recorded a corresponding reduction to paid-in capital for the difference between the TRA liability and the related deferred tax asset.

For each of the TRAs discussed above, the cash savings realized by the Company are computed by comparing the actual income tax liability of the Company to the amount of such taxes the Company would have been required to pay had there been no increase to the tax basis of the assets of Vantiv Holding as a result of the purchase or exchange of Vantiv Holding units, had there been no tax benefit from the tax basis in the intangible assets of Vantiv Holding on the date of the IPO and had there been no tax benefit as a result of the NOLs and other tax attributes at NPC.  Subsequent adjustments of the tax receivable agreement obligations due to certain events (e.g. changes to the expected realization of NOLs or changes in tax rates) will be recognized in the statement of income.

The timing and/or amount of aggregate payments due under the TRAs may vary based on a number of factors, including the amount and timing of the taxable income the Company generates in the future and the tax rate then applicable, the use of loss carryovers and amortizable basis.  Payments under the TRAs, if necessary, are required to be made no later than January 5th of the second year immediately following the current taxable year.  Therefore, the Company does not expect to make any payments under the TRAs during the year ended December 31, 2012.  The term of the TRAs will continue until all such tax benefits have been utilized or expired, unless the Company exercises its right to terminate the TRA for an amount based on the agreed payments remaining to be made under the agreement.